Income Tax Expense - Schedule of Movement of Valuation Allowance (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Valuation Allowance [Abstract]
Balance as of beginning of the year	$ (8,909,692)	$ (5,461,370)	$ (2,483,436)
Additions	(3,951,366)	(3,448,322)	(2,977,934)
Balance as of end of the year		$ (8,909,692)	$ (5,461,370)